Expected credit loss measurement - ECL in the period (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 544	$ 143	$ 29
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(63)	23	29
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 608	$ 120	$ 0